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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [ ]                  Amendment No.:  _______
         This Amendment (Check only one):     [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Margaret St. Clair
Address:  c/o Amelia Peabody Foundation
          One Hollis Street
          Wellesley, MA 02482

Form 13F File Number:  028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Margaret St. Clair
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair    Wellesley, Massachusetts    January 26, 2005

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $1,219 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         13F File No.      Name

1.       28-05993          Philip B. Waring


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                           FORM 13F INFORMATION TABLE
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             MARGARET ST. CLAIR FOR QUARTER ENDED DECEMBER 31, 2004


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      COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER    TITLE OF CLASS    CUSIP        VALUE      SHRS OR    SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                  (X $1000)    PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED   OTHER
-----------------------------------------------------------------------------------------------------------------------------------
    Aberdeen Asia       Exchange
Pacific Income Fund    Traded Fund   003009107      $  19        300         SH     Shared-Other     1       300
-----------------------------------------------------------------------------------------------------------------------------------
   Aberdeen Global      Exchange
     Income Fund       Traded Fund   003013109      $   7        500         SH     Shared-Other     1       500
-----------------------------------------------------------------------------------------------------------------------------------
   Ishares Tr MSCI      Exchange
  Emerging Markets     Traded Fund   464287234      $  13         65         SH     Shared-Other     1        65
-----------------------------------------------------------------------------------------------------------------------------------
   Ishares Tr S&P
       Global           Exchange
 Telecommunications    Traded Fund
       Sector                           464287275   $  42        800         SH     Shared-Other     1       800
-----------------------------------------------------------------------------------------------------------------------------------
   Ishares Tr S&P
  Global Financial      Exchange
       Sector          Traded Fund      464287333   $  54        800         SH     Shared-Other     1       800
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Tr Goldman     Exchange
 Sachs Nat Res Index   Traded Fund      464287374   $  57        450         SH     Shared-Other     1       450
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   Ishares Tr S&P       Exchange
   500/BARRA Value     Traded Fund      464287408   $  43        700         SH     Shared-Other     1       700
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Tr Russell     Exchange
1000 Value Index Fund  Traded Fund      464287598   $  79      1,200         SH     Shared-Other     1     1,200
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Tr Russell
  1000 Growth Index     Exchange
        Fund           Traded Fund      464287614   $  68      1,400         SH     Shared-Other     1     1,400
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
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow Jones    Exchange
US Indl Sector Index   Traded Fund      464287754   $  39        700        SH      Shared-Other     1       700
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 Ishares Tr Russell     Exchange
2000 Value Index Fund  Traded Fund      464287630   $  67        350        SH      Shared-Other     1       350
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow Jones    Exchange
    US Healthcare      Traded Fund      464287762   $  52        900        SH      Shared-Other     1       900
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow Jones
  US Energy Sector      Exchange
      Index Fd         Traded Fund      464287796   $  62      1,000        SH      Shared-Other     1     1,000
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow Jones    Exchange
 US Basic Materials    Traded Fund      464287838   $  25        500        SH      Shared-Other     1       500
-----------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Asia    Exchange
    Pacific Fund       Traded Fund      61744U106   $  32      2,500        SH      Shared-Other     1     2,500
-----------------------------------------------------------------------------------------------------------------------------------
                        Exchange
 Nasdaq 100 Tr Unit    Traded Fund      631100104   $  60      1,500        SH      Shared-Other     1     1,500
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                        Exchange
Templeton Dragon Fund  Traded Fund      88018T101   $  10        600        SH      Shared-Other     1       600
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                        Exchange
Templeton Russia Fund  Traded Fund      88022F105   $   6        160        SH      Shared-Other     1       160
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  Ishares Inc MSCI
  Pacific Ex Japan
      Index Fd        Common Stock      464286665   $  54        600        SH      Shared-Other     1       600
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow Jones
Select Divid Index FD Common Stock      464287168   $ 121       2000        SH      Shared-Other     1      2000
-----------------------------------------------------------------------------------------------------------------------------------


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
-----------------------------------------------------------------------------------------------------------------------------------
   Ishares Tr S&P
Global Energy Sector
      Index Fd        Common Stock      464287341   $   50       700        SH     Shared-Other      1       700
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR S&P Small
Cap 600/Barra Growth
        Index         Common Stock      464287887   $   53       500        SH     Shared-Other      1       500
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P Small
 Cap 600/Barra Value
        Index         Common Stock      464287879   $   84       700        SH     Shared-Other      1       700
-----------------------------------------------------------------------------------------------------------------------------------
    Ishares Trust
 Goldman Sachs Tech
        Index         Common Stock      464287549   $   46      1000        SH     Shared-Other      1      1000
-----------------------------------------------------------------------------------------------------------------------------------
 Oil Service Holders
 Tr Oil Service Hldg
    Co Dep Rcpts      Common Stock      678002106   $   49       600        SH     Shared-Other      1       600
-----------------------------------------------------------------------------------------------------------------------------------
   Scudder Global
  Commodities Stk
       FD Inc         Common Stock      81114Y108   $   27       200        SH     Shared-Other      1       200
-----------------------------------------------------------------------------------------------------------------------------------

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        TOTAL                                       $1,219
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


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